CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 18,954	$ 31,503
Unrealized gain from cash-flow hedges, net of taxes	435	$ 62
Foreign currency translation	(6)
Comprehensive Income	$ 19,383	$ 31,565